Related-Party Disclosures - Summary of Joint Operations (Detail)	12 Months Ended
Dec. 31, 2017
Balfour Beatty MWH Joint Venture (The Advance JV) [member] | United Kingdom [member]
Disclosure of joint operations [line items]
Ownership Interests	50.00%
Jurisdiction	United Kingdom
Costain MWH Delivery Partner [member] | United Kingdom [member]
Disclosure of joint operations [line items]
Ownership Interests	50.00%
Jurisdiction	United Kingdom
Efficient Service Delivery [member] | United Kingdom [member]
Disclosure of joint operations [line items]
Ownership Interests	33.00%
Jurisdiction	United Kingdom
MBV Energy Recovery [member] | United Kingdom [member]
Disclosure of joint operations [line items]
Ownership Interests	50.00%
Jurisdiction	United Kingdom
MWH Constructors Israel Inc Shikun And Binui Solei Boneh Infrastructure Ltd Joint Venture [member] | Israel [member]
Disclosure of joint operations [line items]
Ownership Interests	50.00%
Jurisdiction	Israel
MWHT Costain Joint Venture [member] | United Kingdom [member]
Disclosure of joint operations [line items]
Ownership Interests	50.00%
Jurisdiction	United Kingdom
Skanska Mwh Balfour Beatty Joint Venture [member] | United Kingdom [member]
Disclosure of joint operations [line items]
Ownership Interests	33.00%
Jurisdiction	United Kingdom